Leases - Additional Information (Details) $ in Thousands			12 Months Ended
	Dec. 11, 2020	Jan. 07, 2020 ft² Term	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lessee Lease Description [Line Items]
Lease expense | $			$ 4,802	$ 4,960
Hayden LLC | Lexington Lease
Lessee Lease Description [Line Items]
Lease expiration date		May 31, 2031
Rentable square feetspace | ft²		61,307
Lease commencement date		Dec. 11, 2020
Number of additional lease extension terms | Term		2
Lease extension term		5 years
Lease Termination Agreement | ARE-MA Region No. 20, LLC
Lessee Lease Description [Line Items]
Lease expiration date	Mar. 31, 2021